BBH COMMON SETTLEMENT FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2001
                                   (unaudited)

ASSETS:
  Investment in BBH U.S. Money Market
    Portfolio (the "Portfolio"), at value .................       $1,704,931,269
                                                                  --------------
      Total Assets ........................................        1,704,931,269
                                                                  --------------

LIABILITIES:
  Payables for:
    Dividends declared ....................................              190,390
    Expense payment fee ...................................                3,296
                                                                  --------------
      Total Liabilities ...................................              193,686
                                                                  --------------

NET ASSETS, for 1,704,737,583 fund
  shares outstanding ......................................       $1,704,737,583
                                                                  ==============
Net Assets Consist of:
  Paid-in capital .........................................       $1,704,737,583
                                                                  ==============

NET ASSET VALUE AND OFFERING PRICE PER SHARE ..............                $1.00
                                                                           =====

                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 2001
                                   (unaudited)

INVESTMENT INCOME:
  Interest income allocated from Portfolio .................         $16,229,023
                                                                     -----------

EXPENSES:
  Expense payment fee ......................................             860,061
                                                                     -----------

NET INVESTMENT INCOME ......................................         $15,368,962
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

                           BBH COMMON SETTLEMENT FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                               For the          August 22, 2000
                                          six months ended       (commencement
                                          December 31, 2001    of operations) to
                                             (unaudited)         June 30, 2001
                                          -----------------    -----------------
INCREASE IN NET ASSETS:
  From Operations:
    Net investment income ............     $    15,368,962      $    13,740,973
  Dividends declared from
    net investment income ............         (15,368,962)         (13,740,973)

  From Fund Share (Principal)
    Transactions at Net
    Asset Value of $1.00 per
    share:
      Fund shares sold ...............       4,408,776,915        3,747,599,186
      Fund shares issued in
        reinvestment of dividends ....           4,769,955               70,158
      Fund shares repurchased ........      (3,396,014,735)      (3,060,463,896)
                                           ---------------      ---------------
  Net increase in net assets
    resulting from fund share
    transactions .....................       1,017,532,135          687,205,448

NET ASSETS:
    Beginning of year ................         687,205,448                   --
                                           ---------------      ---------------
    End of period ....................     $ 1,704,737,583      $   687,205,448
                                           ===============      ===============

   The accompanying notes are an integral part of these financial statements.

                           BBH COMMON SETTLEMENT FUND

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period

                                                For the         August 22, 2000
                                           six months ended      (commencement
                                           December 31, 2001   of operations) to
                                              (unaudited)        June 30, 2001
                                           -----------------   -----------------
Net asset value, beginning
  of year ...............................    $        1.00       $        1.00

Income from investment operations:
  Net investment income .................             0.02                0.05

Dividends to shareholders
  from net investment
  income ................................            (0.02)              (0.05)
                                             -------------       -------------
Net asset value, end
  of period .............................    $        1.00       $        1.00
                                             =============       =============

Total return(1) .........................             1.55%               4.98%

Ratios/ Supplemental Data(1):
  Net assets, end of period
    (000's omitted) .....................    $   1,704,738       $     687,205
  Ratio of expenses to average
    net assets(2)(3) ....................             0.16%               0.16%
  Ratio of net investment
    income to average net
    assets(2)(3) ........................             2.92%               5.01%

----------
(1) Ratios include the Fund's share of Portfolio income, expenses paid by the Portfolio and the expense offset arrangement, as appropriate.

(2) Had the expense payment agreement, which commenced August 22, 2000, not been in place, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

      Ratio of expenses to average
        net assets(3)....................             0.18%               0.20%
      Ratio of net investment income
        to  average net assets(3)........             2.90%               4.97%

(3)   Annualized

   The accompanying notes are an integral part of these financial statements.

                           BBH COMMON SETTLEMENT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. BBH Common Settlement Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a corporation under the laws of the State of Maryland on July 31, 2000. The Fund commenced operations on August 22, 2000.

      The Fund invests all of its investable assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investments reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 41% at December 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Investment Income and Expenses. The Fund records its share of the Portfolio's income and expenses each day. In addition, the Fund accrues its own expenses.

            C. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

            D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

      2. Transactions with Affiliates.

      Administrative Fees. The Fund has an administration agreement with Brown Brothers Harriman Trust Company, LLC. ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.01% of the Fund's average daily net assets. BBH has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBH.

      Expense Payment Fee. BBH pays all ordinary expenses of the Fund, including its pro-rata share of the expenses allocated from the Portfolio, and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.16% of the fund's average net assets. For the six months ended December 31, 2001, the Fund incurred $134,013 in expenses, including administration fees of $62,333. The Fund's expense payment fee agreement will terminate on June 30, 2003.

                         BBH U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                December 31, 2001
                           (expressed in U.S. dollars)
                                   (unaudited)

                                                                                                          Annualized
                                                                                                           Yield on
 Principal                                                                                     Maturity     Date of
   Amount                                                                                        Date      Purchase       Value
------------                                                                                   --------   ----------  --------------
                CERTIFICATES OF DEPOSIT (24.2%)
$ 50,000,000    Bank of Montreal..........................................................     01/17/02      3.680%   $   50,000,000
  50,000,000    Bank of Nova Scotia.......................................................     11/15/02      2.300        49,922,493
  75,000,000    Banque Nationale de Paris.................................................     04/15/02      1.790        75,000,000
  20,000,000    Canadian Imperial Bank of Commerce - New York Branch......................     01/22/02      5.400        20,000,052
  33,000,000    Canadian Imperial Bank of Commerce - New York Branch......................     05/22/02      4.230        32,999,385
   5,000,000    Canadian Imperial Bank of Commerce - New York Branch......................     07/12/02      4.060         5,002,504
  50,000,000    Deutsche Bank.............................................................     02/11/02      2.230        50,003,297
   5,000,000    Deutsche Bank.............................................................     02/19/02      5.190         5,000,063
  50,000,000    Dresdner Bank.............................................................     01/25/02      2.060        50,000,000
  50,000,000    Dresdner Bank.............................................................     12/13/02      2.170        50,004,689
  75,000,000    Lloyds Bank...............................................................     02/05/02      2.070        75,002,106
  15,000,000    Lloyds Bank...............................................................     12/02/02      2.170        15,002,726
 100,000,000    National Westminister Bank................................................     01/04/02      2.510       100,000,761
  50,000,000    Rabobank Nederland NV.....................................................     02/14/02      3.450        50,002,765
  40,000,000    Rabobank Nederland NV.....................................................     05/07/02      3.620        40,015,867
  50,000,000    Societe Generale..........................................................     01/22/02      2.450        50,000,000
  50,000,000    Societe Generale - New York Branch........................................     01/17/02      3.670        50,000,000
   8,000,000    Toronto Dominion Bank.....................................................     06/20/02      3.860         7,996,986
  50,000,000    Toronto Dominion Bank.....................................................     06/26/02      3.700        50,023,719
  50,000,000    Toronto Dominion Bank.....................................................     12/13/02      2.250        50,009,372
  75,000,000    UBS AG Stamford...........................................................     03/28/02      2.030        75,000,000
  50,000,000    Westdeutsche Landesbank...................................................     02/26/02      2.000        50,000,000
                                                                                                                      --------------
                TOTAL CERTIFICATES OF DEPOSIT.............................................                             1,000,986,785
                                                                                                                      --------------
                COMMERCIAL PAPER (30.2%)
  50,000,000    American Express Credit Corp..............................................     02/01/02      1.980        50,000,000
  50,000,000    BP Amoco Plc..............................................................     01/02/02      1.750        50,000,000
  50,000,000    Bank of New York..........................................................     01/28/02      2.000        49,927,778
  50,000,000    Bear Stearns & Co., Inc.  ................................................     01/02/02      1.870        50,000,000
  50,000,000    Bear Stearns & Co., Inc.  ................................................     01/04/02      1.880        49,994,778
  50,000,000    Credit Suisse First Boston................................................     01/18/02      3.660        49,918,666
  50,000,000    Denmark Danske Bank.......................................................     01/14/02      1.800        49,970,000
  23,173,000    General RE Corp...........................................................     01/25/02      1.870        23,145,315
  20,000,000    General RE Corp...........................................................     02/11/02      2.040        19,954,666
  75,000,000    General Electric Capital Corp.............................................     01/30/02      2.470        74,862,916
  50,000,000    General Electric Capital Corp.............................................     01/31/02      3.540        49,857,417
  25,000,000    General Electric Capital Corp.............................................     03/15/02      2.720        24,864,000
  50,000,000    Goldman Sachs Group, Inc..................................................     01/25/02      2.430        49,922,375
  75,000,000    ING Bank..................................................................     01/23/02      1.840        74,919,500
 100,000,000    J.P. Morgan Chase & Co....................................................     01/18/02      2.040        99,909,333
 100,000,000    Merrill Lynch & Co., Inc..................................................     01/04/02      1.900        99,989,444
  75,000,000    Morgan Stanley Dean Witter................................................     01/09/02      1.920        74,972,000

   The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          December 31, 2001 (continued)
                           (expressed in U.S. dollars)
                                   (unaudited)

                                                                                                          Annualized
                                                                                                           Yield on
 Principal                                                                                     Maturity     Date of
   Amount                                                                                        Date      Purchase       Value
------------                                                                                   --------   ----------  --------------
                COMMERCIAL PAPER (CONTINUED)
$ 25,000,000    Morgan Stanley Dean Witter................................................     01/30/02      2.000%   $   24,961,111
  40,000,000    National Rural Utilities..................................................     01/07/02      2.100        39,988,778
  25,000,000    Proctor & Gamble Co.......................................................     01/11/02      1.930        24,987,938
  50,000,000    Prudential Funding, LLC...................................................     01/08/02      2.060        50,000,000
  28,500,000    Schering Corp. ...........................................................     03/21/02      2.030        28,374,030
  50,000,000    Tyco Capital Corp.........................................................     01/15/02      2.030        50,000,000
  50,000,000    UBS Finance, Ltd..........................................................     01/02/02      1.850        49,997,500
  40,000,000    Verizon Network Funding...................................................     01/03/02      2.030        39,997,745
                                                                                                                      --------------
                TOTAL COMMERCIAL PAPER....................................................                             1,250,515,290
                                                                                                                      --------------
                CORPORATE BONDS (6.0%)
  50,000,000    Associates Corp. of North America*+.......................................     01/03/02      2.640        50,000,056
  31,300,000    Associates Corp. of North America*........................................     02/22/02      2.230        31,306,985
  20,000,000    Wal-Mart Stores, Inc......................................................     06/01/02      5.450        20,097,233
 100,000,000    Wells Fargo & Co..........................................................     01/16/02      2.290       100,000,000
  50,000,000    Westdeutsche Landesbank*..................................................     09/04/02      1.870        49,993,447
                                                                                                                      --------------
                TOTAL CORPORATE BONDS.....................................................                               251,397,721
                                                                                                                      --------------
                U.S. GOVERNMENT AGENCY OBLIGATIONS (22.9%)
  50,000,000    Federal Home Loan Bank....................................................     03/08/02      3.200        49,711,111
  75,000,000    Federal Home Loan Bank....................................................     04/15/02      2.130        74,542,938
  49,750,000    Federal Home Loan Bank....................................................     06/19/02      1.810        49,329,778
 100,000,000    Federal Home Loan Bank*...................................................     02/14/03      1.768        99,948,812
 100,000,000    Federal Home Loan Bank*...................................................     02/26/03      1.808        99,958,076
  43,000,000    Federal Home Loan Mortgage Corp...........................................     02/28/02      3.200        42,782,133
  27,922,000    Federal Home Loan Mortgage Corp...........................................     03/15/02      2.000        27,808,317
  99,500,000    Federal Home Loan Mortgage Corp...........................................     04/05/02      1.775        99,039,895
  25,000,000    Federal Home Loan Mortgage Corp...........................................     04/25/02      2.080        24,836,776
  50,000,000    Federal Home Loan Mortgage Corp...........................................     05/17/02      2.050        49,381,250
 150,000,000    Federal National Mortgage Assoc...........................................     01/10/02      2.280       149,923,833
  80,886,000    Federal National Mortgage Assoc...........................................     02/21/02      3.340        80,510,778
 100,000,000    Federal National Mortgage Assoc...........................................     02/28/02      1.800        99,711,834
                                                                                                                      --------------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS..................................                               947,485,531
                                                                                                                      --------------
                TIME DEPOSITS (8.0%)
  75,000,000    Bank of Montreal..........................................................     01/02/02      1.000        75,000,000
  10,000,000    Bank of Scotland..........................................................     01/02/02      1.250        10,000,000
  25,000,000    Banque Nationale de Paris.................................................     01/02/02      1.000        25,000,000
  25,000,000    Canadian Imperial Bank of Commerce........................................     01/02/02      1.000        25,000,000
  15,000,000    Canadian Imperial Bank of Commerce........................................     01/02/02      0.880        15,000,000
  25,000,000    Dresdner Bank.............................................................     01/02/02      1.000        25,000,000
 150,000,000    Royal Bank of Canada......................................................     01/02/02      1.000       150,000,000
   5,300,000    Societe Generale..........................................................     01/02/02      1.000         5,300,000
                                                                                                                      --------------
                TOTAL TIME DEPOSITS.......................................................                               330,300,000
                                                                                                                      --------------

   The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          December 31, 2001 (continued)
                           (expressed in U.S. dollars)
                                   (unaudited)

                                                                                                          Annualized
                                                                                                           Yield on
 Principal                                                                                     Maturity     Date of
   Amount                                                                                        Date      Purchase       Value
------------                                                                                   --------   ----------  --------------
                REPURCHASE AGREEMENT (8.4%)
$350,000,000    Bear Stearns & Co., Inc.
                  (Agreement dated 12/31/2001 collateralized by U.S.
                  Treasury securities) (Identified cost $350,000,000)#....................     01/02/02      1.650%   $  350,000,000
                                                                                                                      --------------

TOTAL INVESTMENTS, AT AMORTIZED COST......................................................                    99.7%   $4,130,685,327
OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................                     0.3        10,484,273
                                                                                                                      --------------
NET ASSETS................................................................................                   100.0%   $4,141,169,600
                                                                                                             =====    ==============

----------
* Variable Rate instrument. Interest rates change on specific date (such as a coupon or interest payment date). The yield shown represents the December 31, 2001 coupon rate.

+     Rule 144A security.

# The securities held as collateral for the Bear Stearns & Co., Inc. repurchase agreement were as follows:

            $50,000,000 U.S. Treasury Bill, 0.000%, due 06/13/02, ($48,626,457
            to be received upon maturity)

            $75,845,000 U.S. Treasury Note, 6.625%, due 03/31/02, ($75,449,916
            to be received upon maturity)

            $19,000,000 U.S. Treasury Note, 5.750%, due 10/31/02, ($19,377,776
            to be received upon maturity)

            $40,831,000 U.S. Treasury Note, 6.625%, due 04/30/02, ($41,114,769
            to be received upon maturity)

            $41,645,000 U.S. Treasury Note, 6.375%, due 08/15/02, ($42,939,936
            to be received upon maturity)

            $14,585,000 U.S. Treasury Note, 7.250%, due 08/15/04, ($15,954,462
            to be received upon maturity)

            $99,500,000 U.S. Treasury Note, 6.750%, due 05/15/05, ($106,569,368
            to be received upon maturity)

   The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2001
                           (expressed in U.S. dollars)
                                   (unaudited)

ASSETS:
  Investments, at amortized cost .........................        $4,130,685,327
  Cash ...................................................                34,442
  Interest receivable ....................................            11,063,511
                                                                  --------------
      Total Assets .......................................         4,141,783,280
                                                                  --------------

LIABILITIES:
  Payables for:
    Investment advisory fees .............................               338,676
    Custodian fees .......................................               127,602
    Administrative fees ..................................               118,536
    Board of Trustees' fees ..............................                13,233
    Accrued expenses and other liabilities ...............                15,633
                                                                  --------------
        Total Liabilities ................................               613,680
                                                                  --------------
NET ASSETS ...............................................        $4,141,169,600
                                                                  ==============

                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 2001
                           (expressed in U.S. dollars)
                                   (unaudited)

NET INVESTMENT INCOME:
  Income:
    Interest ..........................................            $ 53,071,540
                                                                   ------------

  Expenses:
    Investment advisory fees ..........................               1,689,802
    Administrative fees ...............................                 591,430
    Custodian fees ....................................                 156,874
    Professional fees .................................                  44,432
    Board of Trustees' fees ...........................                  37,233
    Miscellaneous expenses ............................                   9,594
                                                                   ------------
      Total Expenses ..................................               2,529,365
      Fees paid indirectly ............................                 (15,173)
                                                                   ------------
      Net Expenses ....................................               2,514,192
                                                                   ------------
NET INVESTMENT INCOME .................................            $ 50,557,348
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                For the
                                            six months ended       For the
                                            December 31, 2001     year ended
                                               (unaudited)       June 30, 2001
                                            -----------------   ---------------
INCREASE IN NET ASSETS:
From Investment Activities:
  Net investment income ..................   $    50,557,348    $   103,726,721
                                             ---------------    ---------------

Capital Transactions:
  Proceeds from contributions ............     7,728,788,954      9,245,361,175
  Value of withdrawals ...................    (5,996,186,450)    (8,593,561,950)
                                             ---------------    ---------------
    Net increase in net assets
      resulting from capital
      transactions .......................     1,732,602,504        651,799,225
                                             ---------------    ---------------
  Net increase in net assets .............     1,783,159,852        755,525,946

NET ASSETS:
    Beginning of year ....................     2,358,009,748      1,602,483,802
                                             ---------------    ---------------
    End of period ........................   $ 4,141,169,600    $ 2,358,009,748
                                             ===============    ===============

                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)

                                         For the
                                    six months ended
                                    December 31, 2001                         For the years ended June 30,
                                    -----------------      ----------    ----------    ----------    ----------    ----------
                                       (unaudited)            2001          2000          1999          1998          1997
                                    -----------------      ----------    ----------    ----------    ----------    ----------
Total Return .......................         1.55%               5.95%         5.70%         5.11%         5.56%         5.39%
Ratios/ Supplemental Data:
  Net assets, end of period
    (000's omitted) ................   $4,141,170          $2,358,010    $1,602,484    $1,075,162    $  938,137    $  917,904

  Expenses as a percentage of
    average net assets:
    Expenses paid by the Portfolio           0.15%(1)            0.15%         0.21%         0.21%         0.23%         0.24%
    Expenses offset arrangement ....         0.00%(1)(2)         0.01%           --            --            --            --
                                       ----------          ----------    ----------    ----------    ----------    ----------
                                             0.15%(1)            0.16%         0.21%         0.21%         0.23%         0.24%
  Ratio of net investment income
    to average net assets ..........         2.98%(1)            5.64%         5.60%         4.98%         5.41%         5.26%

----------
(1)   Annualized.
(2)   Amount is less than 0.01% per share.

   The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)
                                   (unaudited)

      1. Organization and Accounting Policies. The BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Fund commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interest in the portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

            B. Interest Income. Interest Income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to the date of maturity.

            C. Federal Income Taxes. The Portfolio is treated as a partnership for Federal Income tax purposes and its operations are conducted in such a way that is it not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for Federal Income taxes is necessary. It is intended that the Portfolio's assets will be managed in such way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At December 31, 2001, the cost of investments for Federal Income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

            D. Other. Investment transactions are accounted for on a trade date basis. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2. Transactions with Affiliates.

      Investment Advisory Fees. The Portfolio has and investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Portfolio's average daily net assets. For the six months ended December 31, 2001, the Portfolio incurred $1,689,802 for advisory services.

      Administrative Fees. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC (The "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 2001, the Portfolio incurred $591,430 for administrative services.

      Board of Trustees Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2001, the Fund incurred $37,233 for the trustees fees.

      Custody Fees. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended December 31, 2001, the Portfolio incurred $156,874 for custody services. These fees were reduced by $15,173 as a result of an expense offset arrangement with the portfolio's custodian.